Expenses by Nature - Schedule of Summary of PPC’s Estimates of Timelines and Costs (Details)	9 Months Ended
	Sep. 30, 2025 USD ($)
Employee-related costs [Member] | Moy Park [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	$ 19,537
Costs incurred since earliest implementation date	19,537
Employee-related costs [Member] | Pilgrim’s Pride Ltd. [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	50,963
Costs incurred since earliest implementation date	45,806
Employee-related costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	70,500
Costs incurred since earliest implementation date	65,343
Asset impairment costs [Member] | Moy Park [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	10,903
Costs incurred since earliest implementation date	10,903
Asset impairment costs [Member] | Pilgrim’s Pride Ltd. [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	1,847
Costs incurred since earliest implementation date	1,847
Asset impairment costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	12,750
Costs incurred since earliest implementation date	12,750
Contract termination costs [Member] | Moy Park [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	845
Costs incurred since earliest implementation date	845
Contract termination costs [Member] | Pilgrim’s Pride Ltd. [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	1,588
Costs incurred since earliest implementation date	1,588
Contract termination costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	2,433
Costs incurred since earliest implementation date	2,433
Other exit and disposal costs [Member] | Moy Park [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	8,657	[1]
Costs incurred since earliest implementation date	8,657	[1]
Other exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	5,234	[1]
Costs incurred since earliest implementation date	5,234	[1]
Other exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	13,891	[1]
Costs incurred since earliest implementation date	13,891	[1]
Total exit and disposal costs [Member] | Moy Park [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	39,942
Costs incurred since earliest implementation date	39,942
Total exit and disposal costs [Member] | Pilgrim’s Pride Ltd. [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	59,632
Costs incurred since earliest implementation date	54,475
Total exit and disposal costs [Member] | Pilgrim’s Food Masters [Member]
Schedule of Summary of PPC’s Estimates of Timelines and Costs [Line Items]
Costs incurred and expected to be incurred	99,574
Costs incurred since earliest implementation date	$ 94,417

[1]	Comprised of other costs directly related to the restructuring initiatives, including maintenance costs and Pilgrim’s Food Masters consulting fees.